INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current	$ 1,435,521	$ 1,019,147	$ 1,209,114
Deferred	(37,311)	(24,142)	(103,673)
Total	$ 1,398,210	$ 995,005	$ 1,105,440